NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed statements of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows related to operations
Net income	$ 651.2	$ 701.4	$ 542.9
Depreciation and amortization	804.1	751.2	753.3
Loss (gain) on valuation and translation of financial instruments	1.3	0.8	0.9
Amortization of financing fees	8.0	7.9	6.8
Deferred income taxes	5.5	108.5	12.6
Other	(1.6)	(1.3)	(4.6)
Net change in non-cash balances related to operations	51.4	(237.4)	135.8
Cash flows related to investing activities
Proceeds from disposal of subsidiaries	0.2	260.7
Acquisition of tax deductions from the parent corporation	(10.0)	(14.9)	(13.9)
Other	(16.7)	(30.3)	(11.3)
Cash flows related to financing activities
Net change in bank indebtedness	(27.1)	4.5	24.3
Net change under revolving facilities, net of financing fees	(116.1)	(595.6)	736.5
Net change in advance from the parent corporation	16.9
Repayment of long-term debt		(487.3)	(19.2)
Repayment of lease liabilities	(44.6)	(41.9)	(42.3)
Settlement of hedging contracts	(1.6)	90.0	(1.6)
Repurchase of Common Shares			(1,540.0)
Cash and cash equivalents at beginning of the year	14.0	21.0	864.9
Cash and cash equivalents at end of the year	137.3	14.0	21.0
Parent Company
Cash flows related to operations
Net income	537.3	454.1	520.8
Depreciation and amortization	5.8	5.8	4.8
Loss (gain) on valuation and translation of financial instruments	0.2	0.2	0.2
Amortization of financing fees	2.1	2.6	2.3
Deferred income taxes	10.4	39.4	(5.3)
Other	(0.1)	2.2	0.2
Net change in non-cash balances related to operations	60.9	(31.2)	5.3
Cash flows provided by operations	616.6	473.1	528.3
Cash flows related to investing activities
Proceeds from disposal of subsidiaries		260.7
Net change in investments in subsidiaries	(94.2)	(46.4)	2,058.6
Acquisition of tax deductions from the parent corporation	(10.0)	(14.9)	(13.9)
Other	(4.2)	(7.3)	(6.0)
Cash flows provided by (used in) investing activities	(108.4)	192.1	2,038.7
Cash flows related to financing activities
Net change in bank indebtedness	(15.8)	10.2	5.7
Net change under revolving facilities, net of financing fees	(9.0)	8.6
Net change in advance from the parent corporation	16.9
Repayment of long-term debt		(434.3)	(3.6)
Repayment of lease liabilities	(1.5)	(1.2)	(1.0)
Settlement of hedging contracts	(1.6)	90.0	(1.6)
Repurchase of Common Shares			(1,540.0)
Dividends and reduction of paid-up capital	(1,186.1)	(100.0)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries	920.0	(241.7)	2,322.0
Net change in convertible obligations, subordinated loans and notes receivable - subsidiaries	(920.8)	139.3	(2,664.0)
Net change in loans to the parent corporation	701.1	(105.0)	(596.1)
Net change in advances to or from subsidiaries	45.5	(24.3)	(19.6)
Cash flows used in financing activities	(451.3)	(658.4)	(2,598.2)
Net change in cash and cash equivalents	56.9	6.8	(31.2)
Cash and cash equivalents at beginning of the year	6.8		$ 31.2
Cash and cash equivalents at end of the year	$ 63.7	$ 6.8